Revenue (Details) - Schedule of Contract Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities – current
Deferred revenue	$ 22,560	$ 39,831
Contract loss provision	11,449	10,120
Accrued launch costs	6,645	6,705
Total contract liabilities – current	40,654	56,656
Contract liabilities – long-term
Contract loss provision		2,188
Total contract liabilities – long-term		2,188	$ 10,530
Total contract liabilities	$ 40,654	$ 58,844